Convertible Instruments Classified as Equity (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Instruments Classified As Equity Abstract
Schedule of convertible equity Instrument that was recorded as in the convertible loan note reserve prior to conversion
	2022	2021	2020
Par value of Convertible loan notes issued	-	-	1,850
Less: Fair value of warrants issued to note holders	-	-	(545)
Exchange rate adjustment	-	-	209
	-	-	1,514

Accrued interest	-	-	348
Less: convertible loan note conversion	-	-	(2,523)
Exercise of warrants	-	-	661
	-	-	-